UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Current assets:
Cash and equivalents	$ 311,711	$ 233,825
Accounts receivable, net	2,138,215	1,933,221
Amounts due from related parties	112,880	24,098
Inventories	1,074,588	1,946,203
Prepayments and other current assets	5,821,274	3,383,422
Total current assets	9,458,668	7,520,769
Non-current assets:
Equipment and leasehold improvement	330,846	312,229
Operating lease right-of-use, net	307,367	291,444
Intangible assets, patents	3,301,693	3,485,120
Goodwill	6,278,366	6,278,366
Accounts receivable, non-current portion	1,140,366	1,185,097
Deferred tax asset	93,054	117,177
Total non-current assets	11,451,692	11,669,433
Total assets:	20,910,360	19,190,202
Current liabilities:
Accounts payable	1,089,202	1,483,093
Accounts payable, related parties	67,535	63,113
Accrued payroll, related parties	70,331	59,498
Amounts due to related parties		4,581
Contract liabilities	1,546,652	164,336
Notes payable	1,722,967	551,822
Notes payable, related parties	199,564	192,464
Operating lease liabilities, current portion	106,582	99,298
Short-term borrowings	3,448,733	2,499,607
Accrued expenses and other current liabilities	373,490	1,254,422
Total current liabilities	8,625,056	6,372,234
Non-current liabilities:
Operating lease liabilities, net of current portion	206,330	194,720
Deferred tax liabilities	521,455	548,190
Total non-current liabilities	727,785	742,910
Total liabilities:	9,352,841	7,115,144
Mezzanine equity: Redeemable non-controlling interest	783,324	738,303
Stockholders’ equity:
Preferred stock, $0.001 par value, 50,000,000 shares authorized; 19,725 and 18,295 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	20	18
Common stock, $0.001 par value, 500,000,000 shares authorized; 17,092,694 and 31,377,368 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	17,093	31,377
Contingent consideration	1,652,910	1,652,910
Additional paid in capital	11,044,456	10,442,707
Accumulated deficit	(3,033,176)	(1,601,791)
Accumulated other comprehensive gain	195,093	76,892
SecureTech shareholders	9,876,396	10,602,113
Non-controlling interests	897,799	734,642
Total stockholders’ equity (deficit)	10,774,195	11,336,755
Total liabilities and stockholders’ equity	$ 20,910,360	$ 19,190,202